Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions
Related Party Transactions

19.  Related Party Transactions

Transactions with the Company's representative director

The interest received on the short-term loans from Kouji Eguchi, the representative director and the shareholder of Parent (holds 48.05% of common stock and all Class A common stock as of December 31, 2019), was ¥189 thousand for the year ended December 31, 2019, which is included under interest income in the consolidated statements of operation. The balance was repaid in full in 2020. Mr. Eguchi is also the guarantor with respect to some of the Company’s borrowings. See Note 6, “Borrowings” for more detail.

Transactions with the Company’s director

Akira Nojima, Parent’s independent director, is the sole owner of Kabushiki Kaisha No Track.

As of December 31, 2021 and 2020, the outstanding accrued expenses to Kabushiki Kaisha No Track are ¥110 thousand and ¥110 thousand (included in accrued expenses). The Company paid consulting fees of ¥600 thousand, ¥600 thousand and ¥600 thousand (included in selling, general and administrative expenses) to Kabushiki Kaisha No Track, in the years ended December 31, 2021, 2020 and 2019, respectively.

Tomoya Ogawa, Parent's independent director and the shareholder of the Company (holds 0.58%, 0.59% and 0.71% of common stock as of December 31, 2021, 2020 and 2019 respectively), is the sole owner of Kabushiki Kaisha LTW.

As of December 31, 2021 and 2020, the outstanding accrued expenses to Kabushiki Kaisha LTW are ¥330 thousand and ¥110 thousand (included in accrued expenses). The Company paid consulting fees of ¥3,000 thousand, ¥1,200 thousand and ¥1,200 thousand (included in selling, general and administrative expenses) to Kabushiki Kaisha LTW, in the years ended December 31, 2021, 2020 and 2019, respectively.

Kazuyoshi Takahashi, the representative director of ZACC and the shareholder of ZACC is the guarantor with respect to some of the Company’s borrowings. See Note 6, “Borrowings” for more detail. Mr. Takahashi also underwrote the Company’s corporate bond of JPY50,000 thousand issued on May 10, 2022. The maturity date was August 15, 2022 at an annual interest rate of 5% without any collateral. On August 15, 2022, he underwrote the Company’s second corporate bond of JPY40,000 thousand to be matured on December 31, 2022, with all the other conditions substantially the same as the first bond.

Transactions with the Company's corporate auditor

Osamu Sato, Parent's corporate auditor and the shareholder of Parent (holds 0.36%, 0.36% and 0.44% of common stock as of December 31, 2021, 2020 and 2019 respectively), is the president and representative director of Ebis 20 Co., Ltd.

As of December 31, 2021 and 2020, the outstanding accrued expenses to Ebis 20 Co., Ltd are ¥110 thousand and ¥110 thousand (included in accrued expenses). The Company paid consulting fees of ¥1,200 thousand, ¥1,200 thousand and ¥1,200 thousand (included in selling, general and administrative expenses) to Ebis 20 Co., Ltd in the years ended December 31, 2021, 2020 and 2019, respectively.